EXPENSES BY NATURE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE
Direct production costs	$ (1,388,536,599)	$ (1,192,363,804)	$ (862,383,664)
Payroll and employee benefits	(376,196,521)	(301,522,420)	(252,337,262)
Transportation and distribution	(224,190,549)	(174,253,526)	(126,683,586)
Advertisement	(26,575,951)	(28,475,957)	(6,917,300)
Depreciation and amortization	119,365,431	104,775,303	110,920,517
Repairs and maintenance	(43,847,581)	(38,631,914)	(25,971,485)
Other expenses	(133,021,583)	(84,272,085)	(73,455,798)
Total	$ (2,311,734,215)	$ (1,924,295,009)	$ (1,458,669,612)